SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 239,492	$ 136,498
Less: Accumulated depreciation	(103,669)	(81,302)
Total Property, plant and equipment, net	135,823	55,196
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	56,964	38,037
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	6,389	5,883
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	36,606	27,047
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	10,804	6,890
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	102,879	52,963
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	5,599	5,678
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	19,458
Translation Difference [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 793